Pension obligations - Schedule of sensitivity of defined benefits (Details)	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.25%	0.25%
Impact on defined benefit obligation and service cost	(4.90%)	(5.00%)
Decrease in assumption	(0.25%)	(0.25%)
Impact on defined benefit obligation and service cost	5.30%	5.40%
Future salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	0.60%	0.70%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(0.60%)	(0.70%)
Interest credited on savings accounts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	2.70%	2.80%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(2.60%)	(2.70%)
Future pension increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	0.50%	0.50%
Impact on defined benefit obligation and service cost	6.70%	6.70%
Decrease in assumption	(0.50%)	(0.50%)
Impact on defined benefit obligation and service cost	(6.10%)	(6.00%)